Risk (Details 3) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Risk
Short-term deposits	€ 24,416,767	€ 27,803,153
Cash at banks	1,551,914	5,328,127
Marketable securities (current)	54,752,700	81,895,377
Other (non-current portion)	272,268	272,614
Other (current)	409,333	458,491
Total funds available	€ 81,402,982	€ 115,757,762